Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Disclosure of detailed information about right of use assets or lease liabilities [Table Text Block]
	Year ended
	December 31,	December 31,
	2021	2020
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 22)	$59	$-
Variable lease payments not included in the measurement of lease liabilities	$7,387	$-
Expenses relating to short-term leases	$4,626	$12,707

Recognized in the consolidated statements of cash flows:
Total cash outflow for leases	$12,151	$10,916

Disclosure of detailed information about leased building recognized as a right-of-use asset [Table Text Block]
	Buildings	Total
Cost
Balance at December 31, 2020	$-	$-
Additions	2,723	2,723
Balance at December 31, 2021	$2,723	$2,723
Accumulated Depreciation
Balance at December 31, 2020	$-	$-
Depreciation	383	383
Balance at December 31, 2021	$383	$383
Net Book Value
At December 31, 2020	$-	$-
At December 31, 2021	$2,340	$2,340

Disclosure of detailed information about lease liabilities [Table Text Block]
Lease liabilities
December 31,
2021
Maturity analysis - contractual undiscounted cash flows:
Less than one year	$563
One to five years	2,165
Total undiscounted lease liabilities	$2,728
Lease liabilities included in the consolidated statements of financial position:
Current	$563
Non-current	$1,987